Hartford Schroders Emerging Markets Multi-Sector Bond Fund N-1A Cover	Oct. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	THE HARTFORD MUTUAL FUNDS II, INC.
Entity Central Index Key	0000049905
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Prospectus Date	Feb. 27, 2026